DISCONTINUED OPERATIONS, SALE OF PRODUCT LINE, AND SALE OF ASSETS (Tables)	12 Months Ended
Jan. 02, 2016
DISCONTINUED OPERATIONS, SALE OF PRODUCT LINE, AND SALE OF ASSETS
The results of discontinued operations and loss on sale

(In millions)	2015	2014	2013

Net sales	$–	$–	$380.4

Loss before taxes, including divestiture-related and restructuring charges	$–	$–	$(12.4)
Provision for income taxes	–	–	(.1)

Loss from discontinued operations, net of tax before loss on sale	–	–	(12.5)
(Loss) gain on sale before taxes	–	(3.3)	49.4
Tax (provision) benefit on sale	(.1)	1.1	(65.4)

Loss from discontinued operations, net of tax	$(.1)	$(2.2)	$(28.5)